Related Party Transactions (Details Narrative) - USD ($)		12 Months Ended
	Jun. 28, 2018	Jul. 31, 2018	Jul. 31, 2017
Proceeds from promissory note financing	$ 500,000	$ 500,000
Interest percentage	6.50%
Debt principal amount		500,000
Accrued and unpaid interest		3,000
Net product sales		1,774,000
Accounts receivables		275,000	297,000
SDC Technology [Member]
Due to related parties		86,000	75,000
Accounts receivables			6,000
ICC [Member]
Net product sales		$ 8,000	$ 33,000